Supplemental Information on Oil, Natural Gas, and NGL Producing Activities - Results of Operations for Oil and Gas Producing Activities (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Results of Operations, Income before Income Taxes [Abstract]
Oil, natural gas, and NGL sales			$ 166,385	$ 54,965	$ 5,685
Production expenses	$ 30,111	$ 10,450	16,872	5,090	549
Gathering, transportation and processing	$ 0	$ 11,360	18,602	5,920	273
Production taxes			3,685	1,087	190
Exploration expenses			28,154
Depreciation, depletion and amortization			36,979	24,909	2,060
Accretion of asset retirement obligations			364	87	31
Impairment			4,475	5,258	121
Results of operations			$ 57,254	$ 12,614	$ 2,461